Prepayments (Details) - Schedule of prepayments current - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of prepayments current [Abstract]
Prepayment for online concert productions	$ 6,698,000	$ 1,648,000
Prepayment for live concert productions	5,000,000
Prepayment for program license fees		2,615,527
Prepayment for rent	4,300	4,300
Prepayment for advertisement	4,166,666
Total	$ 15,868,966	$ 4,267,827